Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	137,119,350	(26,481,888)	110,637,462
- Depreciation for the year	-	(6,458,251)	(6,458,251)
- Capitalized expenses	1,282,054	-	1,282,054
Balance, December 31, 2019	138,401,404	(32,940,139)	105,461,265
- Depreciation for the year	-	(6,556,256)	(6,556,256)
- Capitalized expenses	400,981	-	400,981
Balance, December 31, 2020	138,802,385	(39,496,395)	99,305,990